Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Taxation in the Statement of Income

Taxation in the statement of income represents:

	For the years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	1,739,988	1,181,056	2,817,000	359,959
Deferred	–	–	–	–
	1,739,988	1,181,056	2,817,000	359,959

Schedule of Statutory Rates to Effective Tax Rate

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	HKD
Income before tax	11,180,378	7,473,926	12,753,794	1,629,691
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,844,763	1,233,198	2,104,376	268,899
Reconciling items:
Non-deductible items in Hong Kong	–	–	272,376	34,804
Non-taxable items in Hong Kong	(94,775)	(46,142)	(608,034)	(77,695)
Under provision for prior year	–	–	1,051,282	134,334
Tax credit	(10,000)	(6,000)	(3,000)	(383)
Effective income tax expenses	1,739,988	1,181,056	2,817,000	359,959